Long term investments (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 29, 2019 USD ($)	Jan. 10, 2018 USD ($) km²	Mar. 31, 2021 km²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Apr. 02, 2020	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 CNY (¥)
Other than Temporary Impairment Losses, Investments | $				$ 0	$ 0	$ 0
Libo Haokun [Member]
Amount of investment		$ 18,800									¥ 120,000
Equity Method Investment, Ownership Percentage		18.00%									18.00%
Number of square kilometers, right to mine provided		0.11
Jingning Zhonggang [Member]
Equity Method Investment, Ownership Percentage						82.00%
Tantech [Member]
Equity Method Investment, Ownership Percentage						18.00%
Fuquan Chengwang [Member]
Amount of investment	$ 7,300						$ 7,300	¥ 46,500		¥ 46,320
Equity Method Investment, Ownership Percentage	18.00%					100.00%	14.76%	14.76%	18.00%	18.00%
Value of the mining rights | ¥										¥ 257,350
Number of days, consideration payable after the completion of transfer of ownership	30 days
Number of square kilometers, right to mine provided			0.2607
Fuquan Chengwang [Member] | Tantech [Member]
Equity Method Investment, Ownership Percentage					18.00%	18.00%
Jingning Meizhongkuang [Member]
Equity Method Investment, Ownership Percentage					18.00%	18.00%	18.00%	18.00%